Stock-Based Compensation (Tables) - Rockley Photonics Holdings Limited [Member]	9 Months Ended
Sep. 30, 2021
Deferred Policy Acquisition Cost and Present Value of Future Profit [Line Items]
Summary of Stock Option Activity
The following table summarizes the stock option activity related to the 2013 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Aggregate Intrinsic Value 1
				(In thousands)
Options outstanding at December 31, 2020	17,898,619	$1.99	6.75	44,515
Granted	—	$—
Exercised	(465,853)	$0.79
Forfeited	(890,369)	$4.07
Expired	(35,742)	$2.92

Options outstanding at September 30, 2021	16,506,655	$1.91	5.80	$92,787

Options exercisable – September 30, 2021	12,925,646	$1.50	5.05	$77,978

The following table summarizes the stock option activity related to the 2021 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Options outstanding at December 31, 2020	—	$—	0.00	—
Options granted	1,013,480	$15.84
Options exercised	—	$—
Options forfeited	—	$—
Options expired	—	$—

Options outstanding at September 30, 2021	1,013,480	$15.84	9.86	$—

Options exercisable – September 30, 2021	20,384	$15.84	9.86	$—

Schedule of Stock-Based Compensation Expense
The following table summarizes our stock-based compensation expense for all equity arrangements and is included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Cost of revenue	$346	$467	$977	$1,808
Research and development	1,340	891	3,559	2,971
Selling, general and administrative	469	319	1,320	1,086

Total stock-based compensation expense	$2,155	$1,677	$5,856	$5,865